Share-Based Payment - Summary of Assumptions used to Determine Fair Value of Share Options Granted (Details) - Share Options - ¥ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate	2.20%		2.04%
Expected volatility	49.00%	46.20%	46.10%
Expected life of option (years)		10 years	10 years
Expected dividend yield	0.00%	0.00%	0.00%
Fair value per ordinary share	¥ 12.56	¥ 7.5	¥ 5.83
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate		1.62%
Expected life of option (years)	9 years 9 months 3 days
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate		2.85%
Expected life of option (years)	10 years